GMO U.S. Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	258 Months Ended	471 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent		20.92%	14.15%	11.78%		11.39%
Performance Inception Date	Sep. 18, 1985
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.55%	10.24%	8.18%		8.54%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.50%	10.20%	8.42%		8.57%
Class III | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.95%	14.13%	12.79%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		20.94%	14.25%	11.87%	9.56%
Performance Inception Date	Jun. 30, 2003
Class VI | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.95%	14.13%	12.79%	10.88%